Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Fixed maturity investments, trading, amortized cost	$ 1,656.6	$ 1,952.9
Short-term investments, amortized cost	1,090.8	716.1
Equity securities, trading, cost	379.2	409.4
Other long-term investments, cost	$ 315.4	$ 337.6
Common shares issued (in shares)	115,299,341	115,151,251
Common shares outstanding (in shares)	115,299,341	115,151,251